Stock-Based Compensation and Common Stock (Details) - Schedule of Stock-Based Compensation Expense - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	$ 1,379	$ 5,676	$ 4,103	$ 11,500
Stock-based compensation capitalized to property and equipment			(67)		$ (490)
Stock-based compensation, net of capitalized amount	1,379	5,676	4,036	11,500
Restricted Stock Units Classified As Liability [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	342	1,291	787	1,291
Restricted Stock Units Classified As Equity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	(35)	226	(22)	279
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	$ 1,072	$ 4,159	$ 3,338	$ 9,930